Note 7 - Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Future Minimum Rental Payments for Operating Leases

The Company leases its office space in Ha-Nam City in Korea which expires on December 31, 2016. The minimum obligations under such commitments for the period ending June 30, 2016 through December 31, 2018 are listed on the table below.

For the Year Ending	Amount
2016	$110,414
2017	101,249
2018 and beyond	0

Total Commitment	$ 211,663

The Company leases its office space in Ha-Nam City in Korea which expires on December 31, 2016. The minimum obligations under such commitments for the years ending December 31, 2015 through December 31, 2018 are listed on the table below.

For the Year		Amount
Ending

2016		$220,827
2017		101,249
2018	and beyond	0

Total Commitment		$322,076